Intangible Asset, Net (Details) - Schedule of Intangible Asset, Net	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Intangible Asset, Net [Abstract]
Land use right	¥ 49,292,208		¥ 49,292,208		¥ 49,292,208
Franchise right			334,865		334,865
Less: Accumulated amortization			(1,895,785)		(909,941)
Intangible asset, net	¥ 47,238,366	$ 6,628,272	¥ 47,731,288	$ 6,739,137	¥ 48,717,132